Income Taxes Textual (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 68,024	$ 68,024
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	9,471	8,416
Deferred Tax Assets, Valuation Allowance	5,258	5,365
Deferred Tax Assets, Other Comprehensive Loss	20,969
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	824	1,129	1,170
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 175	$ 404